UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09987

Investment Company Act File Number

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating Rate Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 84.5%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.9%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		5,347	$4,877,661
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,250	5,800,016
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		55,462	51,648,948
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		28,833	28,855,891
Term Loan, 3.75%, Maturing June 4, 2021		34,202	34,162,292
Term Loan, 3.75%, Maturing June 9, 2023		8,584	8,546,304
Term Loan, 3.75%, Maturing June 9, 2023		9,538	9,495,894
Term Loan, 3.75%, Maturing June 9, 2023		17,005	16,916,186

			$160,303,192

Automotive — 2.2%
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		12,208	$12,246,022
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		19,772	19,772,408
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		54,968	51,972,337
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		24,326	24,411,564
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		5,890	5,904,725
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		30,133	30,166,108
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	7,965	8,882,402
Term Loan, 4.50%, Maturing June 30, 2022		14,987	15,052,317
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		14,096	14,052,233

			$182,460,116

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		11,452	$10,163,539
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		3,000	2,475,000

			$12,638,539

Brokerage/Securities Dealers/Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing May 25, 2023		11,134	$11,134,026
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		32,727	24,709,165
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022		1,771	1,762,596
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021		9,860	9,441,070

			$47,046,857

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Building and Development — 1.8%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		13,133	$13,180,014
Americold Realty Operating Partnership L.P.
Term Loan, 5.75%, Maturing December 1, 2022		4,600	4,637,375
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019		12,912	12,927,702
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		15,712	15,672,689
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021		7,905	7,872,430
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021		30,078	29,536,702
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022		2,450	2,470,158
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021		12,690	12,713,365
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		6,628	6,652,515
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		17,231	17,141,388
Realogy Corporation
Term Loan, 3.75%, Maturing July 20, 2022		11,069	11,133,860
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022		7,697	7,722,697
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,094	6,081,008

			$147,741,903

Business Equipment and Services — 6.4%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		12,773	$12,557,064
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022		7,617	7,636,481
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		4,650	3,952,800
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		16,946	16,352,739
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,146	17,221,360
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019		17,766	17,754,959
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		3,515	3,519,993
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		36,136	24,753,486
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(4)		9,764	3,514,893
Term Loan, 5.50%, Maturing July 2, 2020		5,464	1,557,198
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		10,047	602,832
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		59,805	56,515,831
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		14,907	14,941,599
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		11,539	11,565,879
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,011	1,975,432
Term Loan, 4.00%, Maturing November 6, 2020		12,998	12,768,552
Term Loan, 4.75%, Maturing November 6, 2020	CAD	11,310	8,294,202

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		23,239	$23,354,832
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		37,301	37,376,592
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		7,162	7,170,310
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		8,890	8,879,224
Term Loan, 4.50%, Maturing June 10, 2021	EUR	15,355	17,274,290
J.D. Power and Associates
Term Loan, Maturing May 24, 2023(2)		7,375	7,402,656
KAR Auction Services, Inc.
Term Loan, 3.94%, Maturing March 11, 2021		21,861	21,947,624
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		47,454	47,674,596
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		30,485	31,196,397
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		13,508	12,162,434
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		6,736	6,695,408
Term Loan, 4.50%, Maturing April 11, 2022		5,357	5,120,078
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		8,618	8,618,009
Prime Security Services Borrower, LLC
Term Loan, 4.75%, Maturing May 2, 2022		11,800	11,893,421
Sensus USA, Inc.
Term Loan, 6.50%, Maturing March 16, 2023		12,150	12,175,308
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		31,442	31,613,559
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		6,508	6,541,034
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021		18,714	18,790,274
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		1,575	1,567,510

			$532,938,856

Cable and Satellite Television — 1.6%
CSC Holdings, LLC
Term Loan, 3.50%, Maturing January 24, 2023		25,985	$26,140,317
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		25,686	25,920,006
Numericable Group SA
Term Loan, 4.00%, Maturing July 31, 2023	EUR	5,186	5,844,196
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024		8,903	8,924,944
Telenet International Finance S.a.r.l.
Term Loan, 4.25%, Maturing June 30, 2024		8,725	8,757,719
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023		34,565	34,463,566
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	11,380,506
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	2,327	2,610,475
Term Loan, 3.75%, Maturing January 15, 2022	EUR	3,612	4,052,184
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,537	7,334,523

			$135,428,436

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 4.7%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		6,428	$6,432,205
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,135	6,859,113
Term Loan, Maturing May 31, 2023(2)		2,139	2,153,417
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		3,335	3,337,377
Term Loan, Maturing May 31, 2023(2)		1,611	1,622,364
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		3,904	3,890,382
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		54,263	54,491,876
Chemours Company (The)
Revolving Loan, 0.70%, Maturing May 12, 2020(4)		3,750	3,718,125
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		5,323	5,320,248
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		2,805	2,783,943
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		16,968	16,819,364
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		7,326	7,337,092
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		29,550	29,537,441
Term Loan, 4.25%, Maturing April 1, 2023		5,611	5,642,499
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	5,579	6,277,675
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	16,125	18,140,246
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		49,765	49,773,467
Term Loan, 4.25%, Maturing March 31, 2022		8,986	8,989,706
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		16,150	16,079,344
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		8,089	7,512,485
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		6,178	6,181,531
Term Loan, 5.50%, Maturing June 7, 2020		8,028	8,014,849
Term Loan, 5.50%, Maturing June 7, 2020		30,536	30,551,747
Orion Engineered Carbons GmbH
Term Loan, 4.75%, Maturing July 25, 2021		7,611	7,627,524
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,863	5,226,981
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		4,487	4,307,183
PQ Corporation
Term Loan, 5.75%, Maturing November 4, 2022		12,675	12,787,034
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,628	2,611,749
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		969	971,134
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		5,489	5,503,095
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		6,167	6,159,549
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		4,158	4,170,474

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		32,285	$31,719,773
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		7,679	7,680,366
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		4,307	4,325,341

			$394,556,699

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		12,858	$12,532,493
Samsonite International S.A.
Term Loan, 4.00%, Maturing May 12, 2023		2,000	2,018,126

			$14,550,619

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 4.98%, Maturing October 6, 2021	GBP	276	$364,690
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		33,421	28,742,334

			$29,107,024

Containers and Glass Products — 2.1%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		36,868	$37,010,115
Term Loan, 3.50%, Maturing January 6, 2021		34,485	34,618,659
Term Loan, 3.75%, Maturing October 3, 2022		12,090	12,148,246
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		32,086	32,397,228
Horizon Holdings III SAS
Term Loan, 4.50%, Maturing August 1, 2022	EUR	18,775	21,190,519
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		22,202	22,274,386
Term Loan, Maturing February 1, 2023(2)		4,150	4,161,130
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		7,263	7,289,530
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,347	3,355,364

			$174,445,177

Cosmetics/Toiletries — 0.8%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		18,858	$18,802,493
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		4,021	4,027,413
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		42,265	42,406,016

			$65,235,922

Drugs — 2.1%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019		19,474	$19,498,625
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing June 28, 2023		14,400	14,256,000
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,360	20,283,152
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		31,709	31,434,244
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		2,945	2,908,434

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing October 20, 2018		20,030	$19,734,267
Term Loan, 4.75%, Maturing December 11, 2019		25,006	24,771,915
Term Loan, 4.75%, Maturing August 5, 2020		1,880	1,859,372
Term Loan, 5.00%, Maturing April 1, 2022		38,964	38,725,378

			$173,471,387

Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		14,523	$14,511,676
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		13,779	13,727,676

			$28,239,352

Electronics/Electrical — 10.7%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021(3)		27,275	$13,730,180
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023		83,737	84,033,671
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,518	13,078,399
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022		11,736	11,800,498
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing June 3, 2021		11,275	11,347,814
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		69,291	69,359,019
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		3,615	3,633,506
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		5,862	5,887,766
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		13,413	12,625,020
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		9,704	9,685,576
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		58,106	58,298,839
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		11,968	11,996,194
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		7,317	7,239,270
Term Loan, 3.75%, Maturing June 3, 2020		70,467	69,806,451
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,657	5,154,439
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022		32,301	31,891,468
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		7,346	7,203,904
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,702	9,714,127
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		19,775	19,849,156
Term Loan, 5.25%, Maturing November 19, 2021		22,242	22,351,037
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		55,323	55,573,502
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		18,971	18,941,635
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		21,770	21,830,892
Term Loan, 3.75%, Maturing December 7, 2020		9,651	9,727,841
ON Semiconductor Corporation
Term Loan, 5.25%, Maturing March 31, 2023		11,700	11,846,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	15,804	$15,718,041
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	4,550	4,424,875
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	9,946	9,964,397
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	2,250	2,248,126
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	42,813	41,625,424
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	42,581	35,076,078
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	8,203	8,132,578
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	2,726	2,743,888
Term Loan, 4.00%, Maturing July 8, 2022	21,037	21,178,200
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	12,814	12,365,241
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	14,394	14,213,821
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	12,969	12,942,069
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	17,525	17,510,402
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	16,830	15,786,833
Vertafore, Inc.
Term Loan, 4.75%, Maturing June 30, 2023	23,850	23,933,046
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing April 30, 2021	19,448	19,460,225
Western Digital Corporation
Term Loan, 6.25%, Maturing April 29, 2023	13,200	13,355,100
Zebra Technologies Corporation
Term Loan, 4.00%, Maturing October 27, 2021	25,751	25,922,264

		$893,207,062

Financial Intermediaries — 3.6%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,679	$12,467,574
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	6,200	6,070,835
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	26,412	26,403,318
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	6,006	5,979,486
First Data Corporation
Term Loan, 4.24%, Maturing July 8, 2022	48,078	48,303,801
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	20,662	20,558,351
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	44,274	44,411,858
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	13,029	12,899,201
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	7,924	8,102,151
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	6,866	6,866,005
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	2,272	2,275,265
Term Loan, 6.25%, Maturing September 4, 2018	8,296	8,306,555
Term Loan, 6.25%, Maturing September 4, 2018	12,667	12,682,646
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	8,061	7,960,303

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		6,725	$6,725,205
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		22,297	22,320,222
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		11,728	11,756,861
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		50,193	41,325,896

			$305,415,533

Food Products — 2.8%
AdvancePierre Foods, Inc.
Term Loan, 4.75%, Maturing June 2, 2023		24,280	$24,400,917
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		5,379	5,404,816
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		5,773	5,789,599
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		22,294	20,696,420
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		14,175	14,198,374
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		8,915	8,875,630
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		32,722	32,803,646
Term Loan, 3.75%, Maturing September 18, 2020		27,279	27,363,871
Term Loan, 4.00%, Maturing October 30, 2022		7,369	7,375,683
Maple Holdings Acquisition Corp.
Term Loan, 5.25%, Maturing March 3, 2023		10,958	11,055,738
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	11,885	9,013,072
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	7,589	615,105
NBTY, Inc.
Term Loan, 5.00%, Maturing May 5, 2023		39,225	39,022,756
Term Loan, 6.25%, Maturing May 5, 2023	GBP	4,000	5,312,550
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022		26,116	26,229,906

			$238,158,083

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		52,413	$52,685,618
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,578	9,308,771
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		27,350	27,430,743
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		10,460	10,609,972
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		6,349	6,364,444
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019		8,894	8,515,549
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		4,001	3,998,749
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		70,313	53,196,077
Yum! Brands, Inc.
Term Loan, 3.23%, Maturing June 16, 2023		10,100	10,153,661

			$182,263,584

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Food/Drug Retailers — 2.0%
Albertsons, LLC
Term Loan, 4.50%, Maturing August 25, 2021	9,962	$10,017,249
Term Loan, 4.75%, Maturing June 22, 2023	67,098	67,549,129
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	7,944	7,771,554
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	43,538	43,764,309
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	40,427	40,463,029

		$169,565,270

Health Care — 7.8%
Acadia Healthcare Company, Inc.
Term Loan, 3.75%, Maturing February 11, 2022	3,201	$3,205,252
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	4,257	4,283,606
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	15,325	15,420,947
Alere, Inc.
Term Loan, 4.50%, Maturing June 18, 2022	13,557	13,414,570
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	18,173	17,354,742
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	13,139	13,077,453
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	6,352	6,375,820
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	19,034	18,558,562
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	20,125	20,244,062
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	13,578	13,382,331
Term Loan, 4.00%, Maturing January 27, 2021	24,140	23,873,975
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	3,886	3,878,418
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	8,622	8,638,357
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	15,675	15,381,364
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	16,381	16,053,102
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	46,474	46,575,841
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	6,269	6,269,478
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	16,932	16,935,856
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	12,303	12,348,634
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	15,293	15,355,413
Term Loan, 7.75%, Maturing May 15, 2018	26,196	26,163,063
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	46,391	46,436,974
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	23,248	23,170,988
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	53,142	53,307,719

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
KUEHG Corp.
Term Loan, 6.00%, Maturing August 13, 2022		13,796	$13,744,016
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		10,531	8,740,752
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023		24,975	25,232,567
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		7,656	6,354,481
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		5,431	5,452,974
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		4,950	4,934,531
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		14,350	10,188,429
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		25,532	24,999,933
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		18,123	16,446,362
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		14,722	14,299,168
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		22,644	22,792,568
RadNet, Inc.
Term Loan, 4.77%, Maturing July 1, 2023		14,675	14,702,516
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		20,696	20,760,230
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		4,293	4,287,089
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		15,879	15,720,195
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		3,336	3,252,814

			$651,615,152

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		44,040	$44,260,154

			$44,260,154

Industrial Equipment — 2.7%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		40,383	$39,890,800
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		5,729	5,542,488
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		17,209	17,251,598
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		41,017	39,107,108
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,398	6,866,484
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		17,910	17,876,819
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		12,774	12,869,432
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		12,520	11,017,724
Paternoster Holding IV GmbH
Term Loan, 6.63%, Maturing February 10, 2022	EUR	10,800	11,854,482
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		47,475	47,441,608
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		4,244	4,238,491

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	5,576	$5,046,168
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022	8,087	7,749,668
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	3,145	3,085,105

		$229,837,975

Insurance — 2.3%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022	12,052	$11,999,220
Term Loan, Maturing August 12, 2022(2)	5,150	5,162,875
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019	4,629	4,659,153
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022	10,876	10,916,652
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	7,545	7,557,732
Term Loan, 5.00%, Maturing August 4, 2022	30,170	30,264,217
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	19,275	19,130,438
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	12,283	9,948,994
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	4,700	3,579,990
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	40,540	40,455,198
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	51,746	51,680,993

		$195,355,462

Leisure Goods/Activities/Movies — 2.9%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	18,436	$18,506,739
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023	44,775	44,700,360
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	5,384	5,313,643
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	14,630	14,657,327
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	3,706	3,695,905
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	283	283,564
Term Loan, 5.50%, Maturing May 8, 2021	2,192	2,197,623
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	34,390	34,609,808
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	12,994	12,995,200
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022	6,459	6,532,043
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	19,832	19,732,724
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	17,614	17,267,574
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	6,462	2,584,700
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	30,099	27,089,218
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	5,161	5,083,247

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		25,721	$25,724,179

			$240,973,854

Lodging and Casinos — 2.4%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		44,633	$44,223,020
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		5,828	5,796,544
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		3,204	3,220,464
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2017(6)		1,787	1,749,915
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		9,241	9,303,109
Gala Group Finance PLC
Term Loan, 4.97%, Maturing May 27, 2018	GBP	27,338	36,274,476
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		2,875	2,895,156
Term Loan, 5.50%, Maturing November 21, 2019		6,709	6,755,363
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		43,555	43,717,886
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.00%, Maturing April 25, 2023		20,299	20,470,409
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		28,665	28,689,245
Term Loan, 6.00%, Maturing October 1, 2021		5	4,576

			$203,100,163

Nonferrous Metals/Minerals — 1.6%
Alpha Natural Resources, LLC
Term Loan, Maturing July 25, 2019(2)		5,025	$4,597,875
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(4)		9,320	9,297,066
Term Loan, 7.50%, Maturing May 16, 2018		40,018	18,158,386
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		9,020	9,048,352
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019		38,708	34,207,793
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017		3,752	3,298,441
Term Loan, 7.50%, Maturing April 16, 2020		21,715	16,286,285
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		6,436	3,403,276
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		24,802	24,801,549
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019		2,047	2,044,134
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		12,825	12,376,125
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)		2,076	818,955

			$138,338,237

Oil and Gas — 3.5%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		51,436	$30,732,888
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020		27,805	25,719,510
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018		10,656	10,780,350

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CITGO Petroleum Corporation
Revolving Loan, 1.90%, Maturing July 23, 2019(4)	12,500	$11,637,500
Term Loan, 4.50%, Maturing July 29, 2021	15,966	15,859,182
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	9,600	8,616,247
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	11,420	6,804,665
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	4,550	4,418,050
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	18,035	15,555,087
Term Loan, 8.00%, Maturing August 31, 2020	7,471	6,275,404
Term Loan, 8.38%, Maturing September 30, 2020	9,874	5,924,175
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	13,852	4,605,951
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,614	1,053,042
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	50,303	46,247,468
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	23,179	6,161,783
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(6)	18,250	3,011,250
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	36,173	16,390,918
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	960	566,201
Term Loan, 4.25%, Maturing December 16, 2020	2,573	1,518,187
Term Loan, 4.25%, Maturing December 16, 2020	18,498	10,913,792
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,210	1,942,318
Term Loan, 4.25%, Maturing October 1, 2019	5,256	3,179,927
Term Loan, 4.25%, Maturing October 1, 2019	39,666	23,997,963
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	7,879	6,664,654
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	1,148	1,004,630
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	23,722	22,684,474

		$292,265,616

Publishing — 1.9%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	199	$158,846
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	23,819	23,923,516
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	66,667	52,500,290
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	40,668	39,803,552
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	7,692	6,999,308
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	10,570	10,582,782
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	10,413	10,308,591
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020	15,711	15,252,708

		$159,529,593

Radio and Television — 2.2%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	6,909	$6,639,459

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		6,706	$5,620,100
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		3,488	3,503,175
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		69,871	49,652,264
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		5,664	5,671,154
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		15,665	15,612,753
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021		4,135	4,152,132
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		7,881	7,693,799
iHeartCommunications, Inc.
Term Loan, 7.25%, Maturing January 30, 2019		33,740	26,295,934
Term Loan, 8.00%, Maturing July 30, 2019		5,384	4,172,440
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		18,426	18,454,735
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		10,901	10,923,861
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		12,362	12,387,831
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		5,556	5,528,351
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		3,772	3,775,389
Term Loan, 4.00%, Maturing March 1, 2020		4,048	4,050,525

			$184,133,902

Retailers (Except Food and Drug) — 4.2%
B&M Retail Limited
Term Loan, 3.24%, Maturing May 21, 2019	GBP	6,850	$8,957,977
Term Loan, 3.74%, Maturing April 28, 2020	GBP	5,450	7,147,439
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		21,413	21,477,934
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		276	274,517
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		24,097	22,320,104
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		20,576	20,696,597
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		24,490	21,490,047
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		4,880	4,913,001
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		26,789	19,131,765
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		11,508	11,456,926
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		9,098	8,961,800
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		29,393	29,521,987
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		24,181	22,818,862
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		21,387	21,413,918
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		35,464	35,569,282

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,206	$9,287,708
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,677	8,854,912
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		6,399	6,290,896
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		38,430	38,081,479
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		31,974	30,375,279
Vivarte SA
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(7)	EUR	10,186	2,540,816
Term Loan, 0.10%, (0.10% Cash, 0.00% PIK), Maturing October 29, 2021(3)	EUR	2,588	0
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		3,350	2,822,728

			$354,405,974

Steel — 1.0%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		56,731	$55,680,204
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		7,846	7,812,022
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021		20,888	21,018,869

			$84,511,095

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023		10,750	$10,801,514
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(4)		584	583,927
Term Loan, 4.00%, Maturing July 31, 2022		1,418	1,416,964
Term Loan, 4.00%, Maturing July 31, 2022		4,355	4,352,983
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		35,686	30,444,735

			$47,600,123

Telecommunications — 2.5%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		66,259	$62,966,410
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021		22,095	21,101,024
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022		4,135	4,152,018
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		9,839	7,957,098
Term Loan, 4.00%, Maturing April 23, 2019		30,908	24,997,004
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		46,268	46,260,459
Ziggo Financing Partnership
Term Loan, 3.65%, Maturing January 15, 2022		17,084	17,030,782
Term Loan, 3.66%, Maturing January 15, 2022		11,009	10,974,958
Term Loan, 3.70%, Maturing January 15, 2022		18,106	18,049,885

			$213,489,638

Utilities — 1.9%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020		4,202	$4,150,788
Term Loan, 3.25%, Maturing January 31, 2022		10	9,623
Calpine Corporation
Term Loan, 3.50%, Maturing May 27, 2022		40,318	40,245,299

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020		17,064	$17,044,531
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		7,836	7,841,035
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		7,239	7,284,621
Term Loan, 5.50%, Maturing January 15, 2021		6,085	6,092,356
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021		1,707	1,674,892
Term Loan, 5.00%, Maturing December 19, 2021		38,211	37,494,747
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022		2,308	2,226,798
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021		18,298	14,363,907
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		3,614	3,252,150
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		20,276	20,396,214

			$162,076,961

Total Senior Floating-Rate Loans (identified cost $7,485,617,775)			$7,088,267,510

Corporate Bonds & Notes — 5.0%

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,600,625

			$8,600,625

Cable and Satellite Television — 0.3%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(8)		8,823	$9,208,484
6.00%, 4/15/21(8)	GBP	11,115	15,397,844

			$24,606,328

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$14,046,250
PQ Corp.
6.75%, 11/15/22(8)		4,000	4,217,520

			$18,263,770

Containers and Glass Products — 0.7%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$46,057,500
4.127%, 7/15/21(8)(9)		9,925	10,024,250

			$56,081,750

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(8)		3,000	$2,902,500
9.00%, 11/15/18(8)	CAD	4,500	3,239,766

			$6,142,266

Electronics/Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(8)		13,000	$14,186,250

			$14,186,250

Security	Principal Amount* (000’s omitted)		Value
Energy — 0.1%
Contura Energy, Inc.
10.00%, 8/1/21(8)		5,473	$5,089,890

			$5,089,890

Entertainment — 0.1%
Vougeot Bidco PLC
4.955%, 7/15/20(8)(9)	EUR	10,625	$11,914,391

			$11,914,391

Equipment Leasing — 0.1%
International Lease Finance Corp.
6.75%, 9/1/16(8)		2,325	$2,334,930
7.125%, 9/1/18(8)		2,325	2,580,750

			$4,915,680

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(8)		5,952	$6,208,787

			$6,208,787

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(8)		18,000	$18,180,000
Iceland Bondco PLC
4.778%, 7/15/20(8)(9)	GBP	6,075	7,235,962
6.25%, 7/15/21(8)	GBP	7,000	8,463,031

			$33,878,993

Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		14,975	$15,201,122
5.125%, 8/1/21		7,500	7,500,000
HCA, Inc.
4.75%, 5/1/23		9,766	10,205,470
inVentiv Health, Inc.
9.00%, 1/15/18(8)		15,375	15,913,125
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		13,800	14,386,500
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,281,250
4.375%, 10/1/21		9,700	9,724,250

			$86,211,717

Industrial Equipment — 0.0%(10)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(11)		680	$271,838

			$271,838

Insurance — 0.0%(10)
Galaxy Bidco, Ltd.
5.591%, 11/15/19(8)(9)	GBP	2,500	$3,292,909

			$3,292,909

Lodging and Casinos — 0.5%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		25,250	$24,429,375
9.00%, 2/15/20(6)		6,175	5,974,312
9.00%, 2/15/20(6)		14,975	14,450,875

			$44,854,562

Security	Principal Amount* (000’s omitted)		Value
Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		7,000	$7,341,250

			$7,341,250

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		11,500	$11,155,000

			$11,155,000

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$7,296,383
Univision Communications, Inc.
6.75%, 9/15/22(8)		8,140	8,730,150

			$16,026,533

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		12,550	$11,671,500

			$11,671,500

Telecommunications — 0.2%
Wind Acquisition Finance SA
4.999%, 4/30/19(8)(9)	EUR	5,775	$6,437,729
6.50%, 4/30/20(8)		7,375	7,628,553

			$14,066,282

Utilities — 0.4%
Calpine Corp.
6.00%, 1/15/22(8)		3,000	$3,142,500
7.875%, 1/15/23(8)		15,040	15,980,000
5.875%, 1/15/24(8)		5,000	5,287,500
5.25%, 6/1/26(8)		10,925	11,116,188

			$35,526,188

Total Corporate Bonds & Notes (identified cost $430,839,193)			$420,306,509

Asset-Backed Securities — 0.7%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO XIV
Series 2013-14A, Class D, 4.18%, 4/15/25(8)(9)		$7,000	$6,784,820
Series 2013-14A, Class E, 5.08%, 4/15/25(8)(9)		3,500	3,122,238
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class D, 4.179%, 10/17/24(8)(9)		3,000	2,837,559
Series 2013-3A, Class E, 5.579%, 10/17/24(8)(9)		3,000	2,752,449
Avery Point II CLO, Ltd.
Series 2013-2A, Class D, 4.129%, 7/17/25(8)(9)		3,330	3,165,941
Series 2013-2A, Class E, 4.929%, 7/17/25(8)(9)		3,330	2,931,485
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.196%, 4/20/25(8)(9)		5,600	5,444,757
Series 2013-IA, Class E, 5.096%, 4/20/25(8)(9)		3,525	3,169,010
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 5.78%, 7/15/26(8)(9)		3,500	3,009,443
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class C, 4.08%, 7/15/25(8)(9)		3,000	2,902,902
Series 2013-3A, Class D, 5.28%, 7/15/25(8)(9)		2,400	2,176,843
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B1L, 3.826%, 8/15/25(8)(9)		1,400	1,319,489
Series 2013-28A, Class B2L, 4.526%, 8/15/25(8)(9)		925	796,194

Security	Principal Amount (000’s omitted)	Value
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.196%, 7/20/26(8)(9)	$3,250	$3,167,343
Series 2014-12A, Class E, 5.796%, 7/20/26(8)(9)	3,250	2,814,935
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.196%, 4/20/25(8)(9)	6,950	6,686,095
Palmer Square CLO, Ltd.
Series 2014-1A, Class D, 6.429%, 10/17/22(8)(9)	2,000	1,992,391
Wind River CLO, Ltd.
Series 2014-2A, Class E, 5.93%, 7/15/26(8)(9)	800	685,866

Total Asset-Backed Securities (identified cost $56,866,980)		$55,759,760

Common Stocks — 0.8%

Security	Shares	Value
Aerospace and Defense — 0.4%
IAP Global Services, LLC(3)(11)(12)(13)	2,577	$30,049,021

		$30,049,021

Automotive — 0.0%(10)
Dayco Products, LLC(11)(12)	88,506	$2,964,951

		$2,964,951

Business Equipment and Services — 0.1%
Education Management Corp.(3)(11)(12)	65,471,595	$333,905
RCS Capital Corp.(3)(11)(12)	421,149	3,158,618

		$3,492,523

Energy — 0.0%(10)
Contura Energy, Inc.(11)(12)	159,634	$2,394,510

		$2,394,510

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(11)(12)	421,318	$1,790,602

		$1,790,602

Lodging and Casinos — 0.0%(10)
Affinity Gaming, LLC(11)(12)	206,125	$2,885,753

		$2,885,753

Nonferrous Metals/Minerals — 0.0%(10)
Alpha National Resources Holdings, Inc., Class A, PFC Shares(11)(12)	118,586	$47,434
ANR, Inc., Class A, PFC Shares(11)(12)	118,586	177,879
ASP United/GHX Holding, LLC(3)(11)(12)	2,816	0
Warrior Met Coal, LLC, Class A(11)(12)	14,808	1,554,840

		$1,780,153

Oil and Gas — 0.0%(10)
Southcross Holdings Group, LLC(3)(11)(12)	1,281	$0
Southcross Holdings L.P., Class A(11)(12)	1,281	496,388

		$496,388

Publishing — 0.3%
ION Media Networks, Inc.(3)(11)(12)	28,605	$16,227,617
MediaNews Group, Inc.(3)(11)(12)	162,730	5,370,088
Nelson Education, Ltd.(3)(11)(12)	32,751	0

		$21,597,705

Total Common Stocks (identified cost $21,245,216)		$67,451,606

Convertible Preferred Stocks — 0.0%(10)

Security	Shares	Value
Business Equipment and Services — 0.0%(10)
Education Management Corp., Series A-1, 7.50%(3)(11)(12)	72,851	$200,340

Total Convertible Preferred Stocks (identified cost $5,141,580)		$200,340

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Vivarte Luxco(3)(11)(12)	104,081	$0

Total Warrants (identified cost $38,147)		$0

Short-Term Investments — 8.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(14)	$676,766	$676,765,881

Total Short-Term Investments (identified cost $676,765,881)		$676,765,881

Total Investments — 99.1% (identified cost $8,676,514,772)		$8,308,751,606

Less Unfunded Loan Commitments — (0.4)%		$(31,682,020)

Net Investments — 98.7% (identified cost $8,644,832,752)		$8,277,069,586

Other Assets, Less Liabilities — 1.3%		$106,589,169

Net Assets — 100.0%		$8,383,658,755

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Includes Vivarte Class A shares and Luxco ordinary shares that trade with the loan.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $299,027,019 or 3.6% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(10)	Amount is less than 0.05%.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)	Affiliated company.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $860,331.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,241,267	CAD	14,602,856	State Street Bank and Trust Company	8/31/16	$54,733	$—
USD	51,154,420	EUR	45,595,426	State Street Bank and Trust Company	8/31/16	122,443	—
USD	27,882,127	GBP	19,014,128	JPMorgan Chase Bank, N.A.	8/31/16	2,706,554	—
EUR	1,039,000	USD	1,146,106	State Street Bank and Trust Company	9/30/16	18,388	—
USD	57,973,299	EUR	52,235,162	HSBC Bank USA, N.A.	9/30/16	—	(571,009)
USD	23,905,483	GBP	17,910,754	Goldman Sachs International	9/30/16	177,257	—
USD	55,124,013	EUR	49,955,606	Goldman Sachs International	10/31/16	—	(939,450)
USD	54,448,336	GBP	41,424,795	State Street Bank and Trust Company	10/31/16	—	(460,828)

						$3,079,375	$(1,971,287)

Abbreviations:

DIP	-	Debtor In Possession

PFC Shares	-	Preference Shares

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,645,117,690

Gross unrealized appreciation	$90,278,294
Gross unrealized depreciation	(458,326,398)

Net unrealized depreciation	$(368,048,104)

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $3,079,375 and $1,971,287, respectively.

Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the fiscal year to date ended July 31, 2016 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)
IAP Global Services, LLC	2,577	—	—	2,577	$ 30,049,021	$ —	$ —

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$7,033,492,793	$23,092,697	$7,056,585,490
Corporate Bonds & Notes	—	420,034,671	271,838	420,306,509
Asset-Backed Securities	—	55,759,760	—	55,759,760
Common Stocks	—	12,312,357	55,139,249	67,451,606
Convertible Preferred Stocks	—	—	200,340	200,340
Warrants	—	—	0	0
Short-Term Investments	—	676,765,881	—	676,765,881
Total Investments	$—	$8,198,365,462	$78,704,124	$8,277,069,586
Forward Foreign Currency Exchange Contracts	$—	$3,079,375	$—	$3,079,375
Total	$—	$8,201,444,837	$78,704,124	$8,280,148,961

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,971,287)	$—	$(1,971,287)
Total	$—	$(1,971,287)	$—	$(1,971,287)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016